John Hancock Investment Trust II

601 Congress Street

Boston, MA 02210

August 31, 2016

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Investment Trust II (the “Trust”), on behalf of: John Hancock Financial Industries Fund; and
John Hancock Regional Bank Fund (collectively, the “Funds”)
File Nos. 002-90305; 811-03999

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for Class I shares of the Funds, each dated August 29, 2016, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the forms of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 81 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on August 29, 2016 via EDGAR.

If you have any questions or comments, please call me at 617-572-4575.

/s/ Sarah M. Coutu

Sarah M. Coutu

Assistant Secretary of the Trust